Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 1,912,000	$ 654,000	$ 1,337,000
Accounts receivable, net of allowance for doubtful accounts	384,000	273,000	140,000
Inventory, net	1,206,000	1,199,000	1,268,000
Prepaid expenses and other current assets	492,000	456,000	274,000
Total current assets	3,994,000	2,582,000	3,019,000
Property and equipment, net	1,033,000	1,134,000	1,420,000
Intangible assets, net	1,768,000	1,634,000	1,282,000
Deposits and other assets	20,000	20,000	16,000
Total assets	6,815,000	5,370,000	5,737,000
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Accounts payable	430,000	969,000	777,000
Accrued liabilities	746,000	730,000	752,000
Deferred revenue	163,000	233,000	189,000
Related party payable	5,000	5,000	108,000
Advances	250,000	250,000	250,000
Warrants to purchase common stock			38,000
Total current liabilities	1,594,000	2,187,000	2,114,000
Commitments and contingencies
Common stock	112,000	87,000	80,000
Additional paid-in capital	73,672,000	69,945,000	63,995,000
Deficit accumulated during the development stage	(73,504,000)	(71,792,000)	(60,455,000)
Total stockholders' equity (deficit)	280,000	(1,758,000)	3,623,000
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	6,815,000	5,370,000	5,737,000
Series G
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Related party payable	0		108,000
Preferred stock	4,941,000	4,941,000	0
Series D
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Related party payable		0
Preferred stock
Series A
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Preferred stock			1,000
Series B
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Preferred stock		0	0
Series C
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Preferred stock		$ 2,000	$ 2,000